Fair Value of Financial Instruments and Other Non-Financial Assets (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Recurring
Cash, cash equivalents, restricted cash and restricted cash equivalents	$ 545,026	$ 552,174	$ 814,758	$ 805,242
Non-recurring
Assets held for sale (note 7)	29,911	33,671
Other
Loans to equity-accounted investees and joint venture partners - Current	66,161	107,486
Long-term debt	(3,349,333)	(3,417,705)
Accrued Liabilities, Fair Value Disclosure	4,000	5,700
Carrying Amount Asset (Liability)
Other
Loans to equity-accounted investees and joint venture partners - Current	66,161	107,486
Loans to equity-accounted investees and joint venture partners - Long-term	166,328	146,420
Carrying Amount Asset (Liability) | Level 1 | Public
Other
Long-term debt	(961,344)	(963,563)
Carrying Amount Asset (Liability) | Level 2 | Non-public
Other
Long-term debt	(2,387,989)	(2,454,142)
Obligations related to capital leases, including current portion	(1,352,198)	(1,160,457)
Carrying Amount Asset (Liability) | Level 3
Other
Long-term receivable included in accounts receivable and other assets	1,200	3,476
Carrying Amount Asset (Liability) | Recurring | Level 1
Recurring
Cash, cash equivalents, restricted cash and restricted cash equivalents	545,026	552,174
Carrying Amount Asset (Liability) | Recurring | Level 1 | Freight forward agreements
Recurring
Derivative Asset, Current	18	0
Carrying Amount Asset (Liability) | Recurring | Level 2 | Interest rate swap agreements
Recurring
Interest rate swap agreements – assets	15,503	6,081
Interest rate swap agreements – liabilities	(56,233)	(78,560)
Carrying Amount Asset (Liability) | Recurring | Level 2 | Cross currency interest swap agreement
Recurring
Cross currency interest swap agreements – assets	6,449	3,758
Cross currency interest swap agreements – liabilities	(50,975)	(54,217)
Carrying Amount Asset (Liability) | Recurring | Level 2 | Foreign currency contracts
Recurring
Cross currency interest swap agreement and Foreign currency contracts	0	81
Carrying Amount Asset (Liability) | Recurring | Level 3 | Stock purchase warrants
Recurring
Other Non-Current Assets	35,271	30,749
Carrying Amount Asset (Liability) | Non-recurring | Level 2
Non-recurring
Vessels and equipment (note 7)	65,209	0
Assets held for sale (note 7)	0	16,671
Fair Value Asset (Liability) | Level 1 | Public
Other
Long-term debt	(992,612)	(979,773)
Fair Value Asset (Liability) | Level 2 | Non-public
Other
Long-term debt	(2,355,850)	(2,421,273)
Obligations related to capital leases, including current portion	(1,306,537)	(1,148,989)
Fair Value Asset (Liability) | Level 3
Other
Long-term receivable included in accounts receivable and other assets	1,194	3,459
Fair Value Asset (Liability) | Recurring | Level 1
Recurring
Cash, cash equivalents, restricted cash and restricted cash equivalents	545,026	552,174
Fair Value Asset (Liability) | Recurring | Level 1 | Freight forward agreements
Recurring
Derivative Asset, Current	18	0
Fair Value Asset (Liability) | Recurring | Level 2 | Interest rate swap agreements
Recurring
Interest rate swap agreements – assets	15,503	6,081
Interest rate swap agreements – liabilities	(56,233)	(78,560)
Fair Value Asset (Liability) | Recurring | Level 2 | Cross currency interest swap agreement
Recurring
Cross currency interest swap agreements – assets	6,449	3,758
Cross currency interest swap agreements – liabilities	(50,975)	(54,217)
Fair Value Asset (Liability) | Recurring | Level 2 | Foreign currency contracts
Recurring
Cross currency interest swap agreement and Foreign currency contracts	0	81
Fair Value Asset (Liability) | Recurring | Level 3 | Stock purchase warrants
Recurring
Other Non-Current Assets	35,271	30,749
Fair Value Asset (Liability) | Non-recurring | Level 2
Non-recurring
Vessels and equipment (note 7)	65,209	0
Assets held for sale (note 7)	$ 0	$ 16,671
BG Joint Venture | Supply Commitment
Other
Fair Value Inputs, Discount Rate	8.00%	8.00%
BG Joint Venture | Supply Commitment | Fair Value Asset (Liability) | Level 3
Other
Long-term receivable included in accounts receivable and other assets	$ 1,200	$ 3,500